JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.2%
HEICO Corp., Class A	530	51,621

Auto Components — 0.6%
Aptiv plc	306	26,786

Banks — 1.6%
East West Bancorp, Inc.	741	32,812
First Republic Bank	410	39,599

		72,411

Biotechnology — 3.2%
Agios Pharmaceuticals, Inc. *(a)	273	8,832
Alnylam Pharmaceuticals, Inc. *(a)	213	17,162
BioMarin Pharmaceutical, Inc. *(a)	168	11,310
Exact Sciences Corp. *	489	44,173
Exelixis, Inc. *	1,351	23,894
Intercept Pharmaceuticals, Inc. *(a)	182	12,082
Sage Therapeutics, Inc. *(a)	178	24,986

		142,439

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	771	42,152
Lennox International, Inc.	116	28,289

		70,441

Capital Markets — 3.5%
MSCI, Inc.	173	37,627
Nasdaq, Inc.	390	38,707
S&P Global, Inc.	202	49,518
TD Ameritrade Holding Corp.	618	28,853

		154,705

Commercial Services & Supplies — 3.7%
Copart, Inc. *	862	69,260
Waste Connections, Inc.	1,052	96,783

		166,043

Communications Equipment — 1.0%
Arista Networks, Inc. *	189	45,232

Construction Materials — 1.8%
Vulcan Materials Co.	526	79,516

Containers & Packaging — 3.0%
Avery Dennison Corp.	501	56,898
Ball Corp.	1,057	76,993

		133,891

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	288	43,859

Electrical Equipment — 2.1%
AMETEK, Inc.	629	57,746
Generac Holdings, Inc. *	473	37,031

		94,777

Electronic Equipment, Instruments & Components — 5.4%
Amphenol Corp., Class A	683	65,865
Corning, Inc.	850	24,234
FLIR Systems, Inc. (a)	543	28,577
Keysight Technologies, Inc. *	674	65,517
Zebra Technologies Corp., Class A *	272	56,112

		240,305

Entertainment — 2.7%
Spotify Technology SA *	375	42,727
Take-Two Interactive Software, Inc. *	631	79,077

		121,804

Health Care Equipment & Supplies — 3.6%
DexCom, Inc. *	325	48,443
Insulet Corp. *(a)	357	58,946
ResMed, Inc.	384	51,936
SmileDirectClub, Inc. *	133	1,841

		161,166

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *(a)	658	20,458
Centene Corp. *	603	26,085
WellCare Health Plans, Inc. *	212	55,022

		101,565

Health Care Technology — 2.4%
Teladoc Health, Inc. *	784	53,086
Veeva Systems, Inc., Class A *	346	52,854

		105,940

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc. *	25	21,180
Hilton Worldwide Holdings, Inc.	634	59,018
Red Rock Resorts, Inc., Class A (a)	1,158	23,521

		103,719

Household Durables — 1.5%
Garmin Ltd.	266	22,547
NVR, Inc. *	12	42,750

		65,297

Insurance — 0.9%
Progressive Corp. (The)	520	40,201

Internet & Direct Marketing Retail — 0.6%
Wayfair, Inc., Class A *(a)	235	26,317

IT Services — 9.8%
Black Knight, Inc. *	374	22,836
Booz Allen Hamilton Holding Corp.	1,017	72,213
Fidelity National Information Services, Inc.	153	20,319
Fiserv, Inc. *	1,119	115,959
Global Payments, Inc.	744	118,296
Okta, Inc. *	325	31,990
Shopify, Inc., Class A (Canada) *	104	32,506
Square, Inc., Class A *	397	24,588

		438,707

Life Sciences Tools & Services — 0.5%
Illumina, Inc. *	77	23,539

Machinery — 4.0%
Ingersoll-Rand plc	591	72,768
Nordson Corp. (a)	238	34,751
Parker-Hannifin Corp.	133	23,967
Stanley Black & Decker, Inc.	321	46,385

		177,871

JPMorgan Mid Cap Growth Fund SCHEDULE OF PORTFOLIO INVESTMENTS AS OF SEPTEMBER 30, 2019 (Unaudited) (continued) Investments	Shares (000)	Value ($000)
Media — 0.6%
New York Times Co. (The), Class A (a)	883	25,159

Multiline Retail — 1.0%
Dollar General Corp.	286	45,425

Oil, Gas & Consumable Fuels — 0.4%
Concho Resources, Inc.	285	19,346

Pharmaceuticals — 2.2%
Catalent, Inc. *	474	22,567
Elanco Animal Health, Inc. *	1,119	29,760
Jazz Pharmaceuticals plc *	354	45,383

		97,710

Professional Services — 4.2%
CoStar Group, Inc. *	77	45,439
FTI Consulting, Inc. *	250	26,445
IHS Markit Ltd. *(a)	872	58,333
Verisk Analytics, Inc.	357	56,424

		186,641

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A *	1,048	55,540

Road & Rail — 1.3%
Lyft, Inc., Class A *	368	15,009
Old Dominion Freight Line, Inc.	255	43,257

		58,266

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc. *	2,897	83,972
KLA Corp.	300	47,899
Lam Research Corp.	285	65,771
Marvell Technology Group Ltd.	1,885	47,072
Microchip Technology, Inc. (a)	327	30,400
Xilinx, Inc.	575	55,114

		330,228

Software — 10.3%
Autodesk, Inc. *(a)	144	21,283
Crowdstrike Holdings, Inc., Class A *(a)	222	12,962
Fair Isaac Corp. *	94	28,470
Intuit, Inc.	160	42,524
Palo Alto Networks, Inc. *	162	33,003
Paycom Software, Inc. *	165	34,566
Proofpoint, Inc. *	340	43,903
ServiceNow, Inc. *	167	42,336
Slack Technologies, Inc., Class A *(a)	409	9,706
Splunk, Inc. *	344	40,501
Synopsys, Inc. *	571	78,329
Trade Desk, Inc. (The), Class A *	196	36,685
Zendesk, Inc. *	290	21,135
Zscaler, Inc. *(a)	339	16,035

		461,438

Specialty Retail — 7.1%
American Eagle Outfitters, Inc.	827	13,414
Burlington Stores, Inc. *	138	27,575
National Vision Holdings, Inc. *	1,015	24,438
O’Reilly Automotive, Inc. *	298	118,862
Ross Stores, Inc.	709	77,937
Tractor Supply Co.	615	55,648

		317,874

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc. *	328	63,111

TOTAL COMMON STOCKS (Cost $3,212,897)		4,348,890

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $124,774)	124,734	124,772

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	120,025	120,025
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	26,502	26,502

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $146,539)		146,527

Total Investments — 103.5% (Cost $3,484,210)		4,620,189
Liabilities in Excess of Other Assets — (3.5)%		(157,782)

Net Assets — 100.0%		4,462,407

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $144,716,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,620,189	$—	$—	$4,620,189

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$113,766	$343,767	$332,748	$1	$(14)	$124,772	124,734	$935	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	168,065	267,001	315,000	(16)	(25)	120,025	120,025	1,078	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	30,123	254,709	258,330	—	—	26,502	26,502	197	—

Total	$311,954	$865,477	$906,078	$(15)	$(39)	$271,299		$2,210	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.